Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and contingencies
Schedule of other assessments

		Penalty and
Year	Taxes	interest	Total
	US$(000)	US$(000)	US$(000)

2003 – 2005	7,530	37,505	45,035
2006	6,058	44,109	50,167
2007	9,390	19,906	29,296
2008	9,703	10,160	19,863
2009	8,953	30,582	39,535
2010	7,317	68,746	76,063
2011	5,025	31,475	36,500
2012	—	5,030	5,030
2013	8,138	25,967	34,105
2014	5,060	701	5,761
2015	2,936	23,357	26,293
2016	61,010	3,306	64,316
2017	4,958	3,026	7,984
2018	4,590	4,181	8,771
2019-2020	261	117	378
2021	9,046	5,081	14,127
2022	90	16	106
	150,065	313,265	463,330